Basis of Presentation and Significant Accounting Policies - Summary of Property Plant Equipment by Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Property, Plant and Equipment	$ 2,473,563	$ 2,367,686
Accumulated Depreciation	(830,467)	(889,009)
Net Book Value	1,643,096	1,478,677	1,281,791
Marine Vessels [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment	1,241,105	1,089,121
Construction Equipment [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment	496,557	576,855
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment	435,447	408,705
Building [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment	159,623	161,407
All other [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment	$ 140,831	$ 131,598